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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number:  _______
         This Amendment (Check only one):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polaris Equity Management, Inc.
Address:   601 Montgomery Street Suite 700
           San Francisco, California 94111

Form 13F File Number:  28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nathan Walsh
Title:   Chief Financial Officer
Phone:  (415) 263-5600

Signature, Place, and Date of Signing:

/s/ Nathan Walsh        San Francisco, California      August 4, 2008
-----------------       -------------------------      --------------
[Signature]             [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------
Form 13F Information Table Entry Total: 31
                                        ------------------
Form 13F Information Table Value Total: $42,805
                                        ------------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Polaris Equity Management, Inc.
FORM 13F
30-Jun-08

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                 Title of                 Value      Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       (x$1000)    Prn Amt    Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------   ---------   ---------   --------    --------   ---  ----  -------  --------  --------  ------  ----
ADVANCED CELL TECHNOLOGY, INC                00752K105         2        20000   SH          Sole                20000
APPLE INC COM                                037833100       234         1400   SH          Sole                 1400
BIOGEN IDEC INC COM                          09062X103      2744        49100   SH          Sole                49100
BRAVO! BRANDS INC COM                        105666101         0        10000   SH          Sole                10000
CHEVRON CORP COM                             166764100      1058    10672.382   SH          Sole            10672.382
CRYSTALLEX INTL CORP COM                     22942F101        13        11700   SH          Sole                11700
DEVON ENERGY CORPORATION COMMO               25179M103       218     1811.553   SH          Sole             1811.553
LOCKHEED MARTIN COM                          539830109       319     3235.064   SH          Sole             3235.064
OCCIDENTAL PETROLEUM CORP COM                674599105       269     2996.719   SH          Sole             2996.719
PIONEER GLOBAL GROUP LIMITED C               G7098N100         0        29332   SH          Sole                29332
SCHWAB CHARLES CORP COM                      808513105      1048        51010   SH          Sole                51010
SEXTANT PARTNERS LP NSA                      818994105      2405      2404570   SH          Sole              2404570
ISHARES DJ US REAL ESTATE                    464287739      1655      27217.7   SH          Sole              27217.7
ISHARES KLD 400 SOC IDX FD                   464288570       211         4675   SH          Sole                 4675
ISHARES KLD SELECT SOCIAL CLOS               464288802       490         9125   SH          Sole                 9125
ISHARES MSCI EMERGING MKTS                   464287234      2152        15859   SH          Sole                15859
ISHARES MSCI EMU INDEX FUND                  464286608      2188    22326.881   SH          Sole            22326.881
ISHARES S&P 500 GROWTH INDEX F               464287309      5434    85135.859   SH          Sole            85135.859
ISHARES S&P 500 VALUE INDEX FU               464287408      3366      53085.2   SH          Sole              53085.2
ISHARES S&P LATIN AMERICAN 40                464287390      1487     5408.113   SH          Sole             5408.113
ISHARES S&P MDCP 400 VALUE FD                464287705      2206    29796.355   SH          Sole            29796.355
ISHARES S&P MIDCAP 400 GROWTH                464287606      5525    62421.034   SH          Sole            62421.034
ISHARES S&P NORTH AMER TECHSE                464287523      1425    27837.447   SH          Sole            27837.447
ISHARES S&P SMALLCAP 600 GROWT               464287887      2709     21247.19   SH          Sole             21247.19
ISHARES S&P SMALLCAP 600 VALUE               464287879      1652    25932.078   SH          Sole            25932.078
ELAN CORP PLC ADR                            284131208      2026        57000   SH          Sole                57000
FRANKLIN CUSTODIAN FDS INC INC               353496300        88    37177.857   SH          Sole            37177.857
IVY FDS ASSET STRATEGY FD CL A               466000759       251     9095.915   SH          Sole             9095.915
NEUBERGER BERMAN SOC RESPSV FD               641224605       202      8364.57   SH          Sole              8364.57
RESERVE FUNDS RESERVE YIELD PL               76110E841       751    751147.82   SH          Sole            751147.82
VAN KAMPEN EQUITY & INCOME FD                92113D102       677     85775.97   SH          Sole             85775.97
REPORT SUMMARY                    31 DATA RECORDS                       42805         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED